Schedule of Discontinued Operations Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 1,379	$ 7,439	$ 7,361	$ 21,564	$ 34,161	$ 75,496
Total operating costs and expenses	2,576	2,436	6,810	10,729	15,627	73,852
Other expense, net	9	(16)	6	(23)	1,643	533
Income tax benefit (expense)	(118)	926	797	1,921	3,958	(1,257)
Discontinued Operations [Member]
Revenue		1,742	40	5,522		14,315
Total operating costs and expenses		764	907	2,436		15,647
Loss from discontinued operations		978	(867)	3,086		(1,332)
Interest income (expense)						(359)
Other expense, net		3	(80)	4		8,300
Income tax benefit (expense)		(248)	1,118	(248)
Net loss from discontinued operations		$ 733	$ 171	$ 2,842		$ 6,609